Fair Value Measurements - Reconciliations of Assets Measured at Fair Value on a Recurring Basis Categorized within Level 3 (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Conversion right and redemption right of preferred stock [member] | Fair Value Measurement on a Recurring Basis [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Cummulative gain on disposal (profit) from sale of financial assets at FVOCI	¥ 1,081	¥ 2,267